UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2001

                 Check here if Amendment [ ]; Amendment Number:
                                                                ---------------


                        This Amendment (Check only one):

                               [_] is a restatement.
                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:          Thomas W. Smith
    Address:       323 Railroad Avenue   Greenwich      CT              06830
                   (Street)              (City)         (State)         (Zip)

    Form 13F File Number:         28-1909

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
[Signature]

         Greenwich, CT
[City, State]

         August 14, 2001
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:             1
                                                      -------------

         Form 13F Information Table Entry Total:        38
                                                      -------------

         Form 13F Information Table Value Total:       $1,124,516 (thousands)
                                                      -------------



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.



List of Other Included Managers:

No.              Form 13F File No.:                          Name:
---              -----------------                           ----

01               28-3444                                     Thomas N. Tryforos
-------          ------------------                          ------------------

-------          ------------------                          ------------------

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


       FORM 13F INFORMATION TABLE


                                                            SHARES/                                            VOTING AUTHORITY
                                                      VALUE     PRN      SH/   PUT/    INVESTMT    OTHER
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000)  AMOUNT    PRN   CALL   DISCRETION  MANAGERS      SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Position A                      COM                     25664    37340     SH           OTHER        01        373400
Position B                      COM                     37333   1197015    SH           SOLE                  1197015
Position B                      COM                    238829   7657714    SH           OTHER        01       7657714
COPART, INC.                    COM     2172041061       9972    340906    SH           SOLE                   340906
COPART, INC.                    COM     2172041061      50702   1733400    SH           OTHER        01       1733400
CREDIT ACCEPTANCE CORP          COM     225310101        2461    319550    SH           SOLE                   319550
CREDIT ACCEPTANCE CORP          COM     225310101       31389   4076500    SH           OTHER        01       4076500
CATALINA MARKETING              COM     148867104        3628    118920    SH           SOLE                   118920
CATALINA MARKETING              COM     148867104       77196   2530200    SH           OTHER        01       2530200
CONSECO, INC.                   COM     208464107        3612    260768    SH           SOLE                   260768
CONSECO, INC.                   COM     208464107       33940   2450571    SH           OTHER        01       2450571
CONSECO, INC.                   COM     208464907          21      2500    SH    CALL   OTHER        01          2500
FASTENAL CO.                    COM     3119001044        431      6960    SH           SOLE                     6960
FASTENAL CO.                    COM     3119001044      61899    998695    SH           OTHER        01        998695
INDYMAC MORTGAGE HOLDINGS       COM     4566071001        536     20000    SH           SOLE                    20000
IRON MOUNTAIN, INC.             COM     46284P104       15072    336133    SH           SOLE                   336133
IRON MOUNTAIN, INC.             COM     46284P104      138111   3080080    SH           OTHER        01       3080080
KEANE INC.                      COM     4866651023         11       500    SH           SOLE                      500
KEANE INC.                      COM     4866651023      42284   1922000    SH           OTHER        01       1922000
MACDERMID, INC.                 COM     554273102         416     23000    SH           SOLE                    23000
MACDERMID, INC.                 COM     554273102       28460   1574108    SH           OTHER        01       1574108
MEMBERWORKS INC.                COM     5860021070       2119     90188    SH           SOLE                    90188
MEMBERWORKS INC.                COM     5860021070      26910   1145100    SH           OTHER        01       1145100
ORTHODONTIC CTRS. OF AMER.      COM     68750P103        6456    314920    SH           SOLE                   314920
ORTHODONTIC CTRS. OF AMER.      COM     68750P103       51377   2506200    SH           OTHER        01       2506200
PAXAR CORP.                     COM     704227107        3469    277502    SH           SOLE                   277502
PAXAR CORP.                     COM     704227107       44593   3567464    SH           OTHER        01       3567464
PRE-PAID LEGAL SERVICES. INC.   COM     7400651007       3276    316201    SH           SOLE                   316201
PRE-PAID LEGAL SERVICES. INC.   COM     7400651007      25698   2480500    SH           OTHER        01       2480500
SCOTTS COMPANY                  COM     8101861065       4361    104333    SH           SOLE                   104333
STATE STREET CORPORATION        COM     8574771031       1246     12010    SH           SOLE                    12010
UNITED RENTALS, INC.            COM     9113631090       5793    354740    SH           SOLE                   354740
UNITED RENTALS, INC.            COM     9113631090      35748   2189100    SH           OTHER        01       2189100
WALT DISNEY COMPANY             COM     2546871060        300     10497    SH           SOLE                    10497
WHOLE FOOD MARKET, INC.         COM     9668371068       9802    232700    SH           SOLE                   232700
WHOLE FOOD MARKET, INC.         COM     9668371068      87831   2085000    SH           OTHER        01       2085000
WORLD ACCEPTANCE CORP.          COM     981419104         634     94800    SH           SOLE                    94800
WORLD ACCEPTANCE CORP.          COM     981419104       12936   1933600    SH           OTHER        01       1933600